Condensed Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Total		As previously reported	Recapitalization Transaction [Member]	Recapitalization Transaction [Member] As previously reported	Common Stock [Member] Class A Common Stock [Member]	Common Stock [Member] Class A Common Stock [Member] Recapitalization Transaction [Member]	Common Stock [Member] Class V Stock [Member]	Common Stock [Member] Class V Stock [Member] As previously reported	Common Stock [Member] Class V Stock [Member] Recapitalization Transaction [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] As previously reported	Additional Paid-in Capital [Member] Recapitalization Transaction [Member]	Additional Paid-in Capital [Member] Recapitalization Transaction [Member] As previously reported	Member's Deficit [Member]	Member's Deficit [Member] Recapitalization Transaction [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] As previously reported	Non- Controlling Interests [Member]	Non- Controlling Interests [Member] As previously reported	Non- Controlling Interests [Member] Recapitalization Transaction [Member]	Non- Controlling Interests [Member] Recapitalization Transaction [Member] As previously reported
Balance at beginning of period at Dec. 31, 2019		$ (100,105)														$ (104,455)				$ 4,350
Contributions prior to recapitalization transaction		8,524														8,524
Net loss		(24,266)	[1]													(24,248)				(18)
Balance at end of period at Dec. 31, 2020		(115,847)														(120,179)				4,332
Contributions prior to recapitalization transaction		227														227
Distributions prior to recapitalization transaction		(2,711)														(2,711)
Net loss		(33,077)	[1]													(33,093)				16
Balance at end of period, shares at Dec. 31, 2021								303,307			126,178,932
Balance at end of period at Dec. 31, 2021		(151,408)		$ (151,408)	$ 2,716,871	$ 5,640,352					$ 13			$ 41,579	$ 49,075	(155,756)	$ 184,528			4,348	$ 4,348	$ 2,490,751	$ 5,406,736
Contributions prior to recapitalization transaction		15		15
Distributions prior to recapitalization transaction		(147)		(147)
Net loss prior to recapitalization transaction		(28,640)		(28,640)
Opening net assets of Lionheart II Holdings, LLC acquired		(21,786)		(21,786)														$ (21,786)	$ (21,786)
Adjustment for value of derivative on temporary equity		9,003		9,003								$ 9,003	$ 9,003
Conversion of Warrants		1,550		8,177								13,836	20,463							(12,287)	(12,287)
Class A Issuances		(23,192)		23,164								62,681	109,037							(85,872)	(85,872)
Net loss		(119,872)		(91,015)
Net loss		(38,301)		(62,376)														(1,880)	(1,288)	(36,420)	(61,088)
Balance at end of period, shares at Jun. 30, 2022							2,642,042		126,178,932
Balance at end of period at Jun. 30, 2022		2,463,966		5,416,354	2,716,872	5,640,353			$ 13			127,099	187,578	41,579	49,075			(23,666)	(23,074)	2,360,520	5,251,837	2,490,751	5,406,736
Balance at beginning of period at Dec. 31, 2021		(151,408)		(151,408)	2,716,871	5,640,352					$ 13			41,579	49,075	(155,756)	184,528			4,348	4,348	2,490,751	5,406,736
Balance at beginning of period, shares at Dec. 31, 2021								303,307			126,178,932
Contributions prior to recapitalization transaction		15		15												15
Distributions prior to recapitalization transaction		(147)		(147)												(147)
Net loss prior to recapitalization transaction		(28,640)		(28,640)												(28,640)
Opening net assets of Lionheart II Holdings, LLC acquired		(21,786)		(21,786)														(21,786)	(21,786)
Adjustment for value of derivative on temporary equity		10,065		10,065								10,065	10,065
Conversion of Warrants		2,197		9,452								15,641	22,896							(13,444)	(13,444)
Conversion of Warrants, shares							316,328
Class A Issuances		(28,153)		23,785								67,991	119,929							(96,144)	(96,144)
Class A Issuances, shares							2,296,750		(230,123)
Net loss		(225,428)	[2]	(118,075)
Net loss		(137,645)		(89,435)														(3,952)	(1,751)	(133,693)	(87,684)
Balance at end of period, shares at Sep. 30, 2022							2,916,385		125,948,809
Balance at end of period at Sep. 30, 2022		2,361,369		5,392,253	2,716,871	5,640,352			$ 13			135,276	201,965	41,579	49,075			(25,738)	(23,537)	2,251,818	5,213,812	2,490,751	5,406,736
Balance at beginning of period at Dec. 31, 2021		(151,408)		(151,408)	2,716,871	5,640,352					$ 13			41,579	49,075	(155,756)	184,528			4,348	4,348	2,490,751	5,406,736
Balance at beginning of period, shares at Dec. 31, 2021								303,307			126,178,932
Contributions prior to recapitalization transaction		15														15
Distributions prior to recapitalization transaction		(147)														(147)
Net loss prior to recapitalization transaction		(28,640)														$ (28,640)
Opening net assets of Lionheart II Holdings, LLC acquired		(21,786)																(21,786)
Adjustment for value of derivative on temporary equity		9,613										9,613
Conversion of Warrants		10,092										16,703								(6,611)
Conversion of Warrants, shares							340,222
Class A Issuances		24,120										69,174								(45,054)
Class A Issuances, shares							2,340,683		(259,752)
Net loss	[1]	(401,905)
Net loss		(373,265)																(7,417)		(365,848)
Balance at end of period, shares at Dec. 31, 2022							2,984,212	303,307	125,919,180		126,178,932
Balance at end of period at Dec. 31, 2022		2,185,465			2,716,871				$ 13	$ 13		137,069	137,069	41,579			184,528	(29,203)		2,077,586		2,490,751
Balance at beginning of period at Jun. 30, 2022		2,463,966		5,416,354	2,716,872	5,640,353			$ 13			127,099	187,578	41,579	49,075			(23,666)	(23,074)	2,360,520	5,251,837	2,490,751	5,406,736
Balance at beginning of period, shares at Jun. 30, 2022							2,642,042		126,178,932
Adjustment for value of derivative on temporary equity		1,062										1,062
Conversion of Warrants		648										1,805								(1,157)
Conversion of Warrants, shares							28,247
Class A Issuances		(4,962)										5,310								(10,272)
Class A Issuances, shares							246,096		(230,123)
Net loss		(105,556)		(27,060)
Net loss		(99,345)																(2,072)		(97,273)
Balance at end of period, shares at Sep. 30, 2022							2,916,385		125,948,809
Balance at end of period at Sep. 30, 2022		2,361,369		$ 5,392,253	2,716,871	$ 5,640,352			$ 13			135,276	201,965	41,579	$ 49,075			(25,738)	$ (23,537)	2,251,818	$ 5,213,812	2,490,751	$ 5,406,736
Balance at beginning of period at Dec. 31, 2022		2,185,465			$ 2,716,871				$ 13	$ 13		137,069	$ 137,069	$ 41,579			$ 184,528	(29,203)		2,077,586		$ 2,490,751
Balance at beginning of period, shares at Dec. 31, 2022							2,984,212	303,307	125,919,180		126,178,932
Conversion of Warrants		219										388								(169)
Conversion of Warrants, shares							9,523
Class A Issuances		67,170					$ 1		$ (1)			209,919								(142,749)
Class A Issuances, shares							10,805,495		(1,654,535)
Net loss		(609,192)	[2]															(32,891)		(576,301)
Balance at end of period, shares at Sep. 30, 2023							13,799,230		124,264,645
Balance at end of period at Sep. 30, 2023		1,643,662					$ 1		$ 12			347,376						(62,094)		1,358,367
Balance at beginning of period at Jun. 30, 2023		1,803,485							$ 12			176,643						(42,339)		1,669,169
Balance at beginning of period, shares at Jun. 30, 2023							5,289,434		124,264,645
Conversion of Warrants		3										2								1
Conversion of Warrants, shares							125
Class A Issuances		64,391					$ 1					170,731								(106,341)
Class A Issuances, shares							8,509,671
Net loss		(224,217)																(19,755)		(204,462)
Balance at end of period, shares at Sep. 30, 2023							13,799,230		124,264,645
Balance at end of period at Sep. 30, 2023		$ 1,643,662					$ 1		$ 12			$ 347,376						$ (62,094)		$ 1,358,367

[1]	Balances include related party transactions. See Note 14, Related Party, for further details.
[2]	Balances include related party transactions. See Note 13, Related Party Transactions, for further details.